PROVISIONS AND CONTINGENT LIABILITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	$ 168,033	$ 183,794
Effect Of Adoption Of Ifrs 9			$ (11,789)
Additions recognized in the year	102,722	61,942
Provisions used during the period	(5,918)	(6,494)
Provisions reversed during the period	(75,196)	(65,971)
Foreign currency translation adjustment	956	6,312
Effect of discounted cash flows	93	239
Final balance at the end of the period	190,690	168,033	183,794
Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		172,005
Final balance at the end of the period			172,005
Legal proceedings provision [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	36,873	30,412
Effect Of Adoption Of Ifrs 9			0
Additions recognized in the year	7,272	22,281
Provisions used during the period	(3,122)	(6,489)
Provisions reversed during the period	(5,729)	(10,176)
Foreign currency translation adjustment	395	606
Effect of discounted cash flows	63	239
Final balance at the end of the period	35,752	36,873	30,412
Legal proceedings provision [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		30,412
Final balance at the end of the period			30,412
Administrative proceedings provision [Member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	468	1,592
Effect Of Adoption Of Ifrs 9			0
Additions recognized in the year	6,139	7,272
Provisions used during the period	0	0
Provisions reversed during the period	0	(8,396)
Foreign currency translation adjustment	0	0
Effect of discounted cash flows	0	0
Final balance at the end of the period	6,607	468	1,592
Administrative proceedings provision [Member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		1,592
Final balance at the end of the period			1,592
Financial guarantees provision [Member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	23,100	52,290
Effect Of Adoption Of Ifrs 9			(3,215)
Additions recognized in the year	16,210	7,708
Provisions used during the period	0	(5)
Provisions reversed during the period	(22,365)	(33,686)
Foreign currency translation adjustment	0	8
Effect of discounted cash flows	0	0
Final balance at the end of the period	16,945	23,100	52,290
Financial guarantees provision [Member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		49,075
Final balance at the end of the period			49,075
Loan commitments [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	104,559	99,500
Effect Of Adoption Of Ifrs 9			(8,574)
Additions recognized in the year	73,101	21,922
Provisions used during the period	0	0
Provisions reversed during the period	(46,835)	(13,713)
Foreign currency translation adjustment	561	5,424
Effect of discounted cash flows	0	0
Final balance at the end of the period	131,386	104,559	99,500
Loan commitments [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		90,926
Final balance at the end of the period			90,926
Onerous contracts provision [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning	3,033	0
Effect Of Adoption Of Ifrs 9			0
Additions recognized in the year	0	2,759
Provisions used during the period	(2,796)	0
Provisions reversed during the period	(267)	0
Foreign currency translation adjustment	0	274
Effect of discounted cash flows	30	0
Final balance at the end of the period	$ 0	3,033	0
Onerous contracts provision [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilities [Line Items]
Initial balance at beginning		$ 0
Final balance at the end of the period			$ 0